Segment Information - Premiums and Deposits by Product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total deposits	$ 9,018	$ 4,118	$ 3,061
Premiums	240	195	100
Total premiums and deposits, net of ceded	9,258	4,313	3,161
Fixed indexed annuities
Segment Reporting Information [Line Items]
Total deposits	5,322	2,808	2,560
Fixed rate annuities
Segment Reporting Information [Line Items]
Total deposits	3,565	883	323
Payouts without life contingencies
Segment Reporting Information [Line Items]
Total deposits	107	166	163
Funding agreements
Segment Reporting Information [Line Items]
Total deposits	0	250	0
Life and other deposits
Segment Reporting Information [Line Items]
Total deposits	24	11	15
Premiums	219	142	68
Payouts with life contingencies
Segment Reporting Information [Line Items]
Premiums	$ 21	$ 53	$ 32